Severance and Other Exit Costs - Additional Information (Detail)	1 Months Ended			11 Months Ended	12 Months Ended
	Jan. 31, 2019 position	Jan. 31, 2018 position	Jan. 31, 2017 position	Dec. 31, 2018 USD ($) position	Dec. 31, 2019 USD ($) position
Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance costs incurred					$ 785,000
Severance costs paid					(1,134,000)
Restructuring reserve				$ 393,000	44,000
Facility closing
Restructuring Cost and Reserve [Line Items]
Severance costs paid					(1,836,000)
Facilities charge					1,207,000
Restructuring reserve				$ 4,100,000	2,369,000
2019 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | position	40
Severance costs incurred					800,000
2019 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance costs paid					(800,000)
Restructuring reserve					0.0
2019 Restructuring Plan | Facility closing
Restructuring Cost and Reserve [Line Items]
Severance costs paid					(200,000)
Facilities charge					1,400,000
Restructuring reserve					1,200,000
2018 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | position		71		95
Severance costs incurred					0
2018 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance costs paid					(200,000)
Restructuring reserve					0
2018 Restructuring Plan | Facility closing
Restructuring Cost and Reserve [Line Items]
Severance costs paid					(100,000)
Facilities charge					(200,000)
Restructuring reserve					100,000
2017 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | position			660
Severance costs incurred					0
2017 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance costs paid					(200,000)
Restructuring reserve					0
2017 Restructuring Plan | Facility closing
Restructuring Cost and Reserve [Line Items]
Restructuring reserve					$ 0
2016 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | position					265
2016 Restructuring Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, expected cost remaining					$ 0
2016 Restructuring Plan | Facility closing
Restructuring Cost and Reserve [Line Items]
Severance costs paid					(1,500,000)
Facilities charge					(200,000)
Restructuring reserve					$ 1,000,000.0
Constant Contact, Inc. | 2017 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | position			50